EQUITY (Detail Textuals 2) - $ / shares				12 Months Ended
		Aug. 15, 2016	Sep. 06, 2015	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price				$ 38.12
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	[1]			4,576,500
Exercise price of option (in dollars per share)	[1]			$ 45.91
Weighted average exercise price of outstanding options				$ 20.82	$ 14.85
Weighted average remaining contractual life (in years)				4 years 5 months 23 days
Number of options exercisable at year-end				19,755,263
Options | Founders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		4,000,000	4,400,000
Exercise price of option (in dollars per share)		$ 46.88	$ 57.58
Vesting period (in years)		4 years	3 years
Options | Service providers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted				51,000
Exercise price of option (in dollars per share)				$ 20.05
Weighted average remaining contractual life (in years)				3 years 6 months 15 days
Number of options exercisable at year-end				27,250

[1]	On August 15, 2016 the Company granted the Company's founders, who are also shareholders, 4,000,000 options, exercisable into the same amount of the Company's ordinary shares, at an exercise price of $46.88 per share, which are subject to graded vesting over four years.